Nature of Operations and Organization of the Company	2 Months Ended	5 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Notes
Nature of Operations and Organization of the Company

1.      Nature of Operations and Organization of the Company

Hawkeye Systems, Inc., a Nevada corporation incorporated on May 15, 2018, is a technology company that is developing cutting edge optical imaging products for military and law enforcement markets to assist with intelligence, surveillance and reconnaissance (“ISR”).  Other potential markets include commercial entertainment and outdoor sportsmanship activities.  This “SOCOM to Commercial” (United States Special Operations Command to Commercial) model has worked well for other companies.

On June 7, 2018, the Company entered into a joint-venture partnership with Insight Engineering, LLC (“Insight”).  On August 1, 2018, the Company and Insight incorporated Optical Flow, LLC and entered into an operating agreement (the “Joint Venture” or “Optical Flow”) which superseded the previous joint-venture partnership. Pursuant to the Joint Venture, the Company and Insight will co-develop high resolution imaging systems.  Insight is a Nevada limited liability corporation that is led by Lucas Foster, who has two decades of experience working on advanced camera technology for entertainment/motion picture uses.  While this experience provides background for development of our products, our technology must be further developed and enhanced for law enforcement and military applications as provided for in our plan of operations.

The Company currently owns fifty (50%) percent of the Joint Venture.  Pursuant to the terms and conditions of the Joint Venture, the Company must contribute $2,000,000 to the Joint Venture over a 12-month period or the Company’s percentage of participation will be reduced by the pro rata percentage that the actual contribution bears to the $2,000,000 requirement.

1.      Nature of Operations and Organization of the Company

Hawkeye Systems, Inc., a Nevada corporation incorporated on May 15, 2018, is a technology company that is developing cutting edge optical imaging products for military and law enforcement markets to assist with intelligence, surveillance and reconnaissance (“ISR”).  Other potential markets include commercial entertainment and outdoor sportsmanship activities.  This “SOCOM to Commercial” (United States Special Operations Command to Commercial) model has worked well for other companies.

On June 7, 2018, the Company entered into a joint-venture partnership with Insight Engineering, LLC (“Insight”).  On August 1, 2018, the Company and Insight incorporated Optical Flow, LLC and entered into an operating agreement (the “Joint Venture” or “Optical Flow”) which superseded the previous joint-venture partnership. Pursuant to the Joint Venture, the Company and Insight will co-develop high resolution imaging systems.  Insight is a Nevada limited liability corporation that is led by Lucas Foster, who has two decades of experience working on advanced camera technology for entertainment/motion picture uses.  While this experience provides background for development of our products, our technology must be further developed and enhanced for law enforcement and military applications as provided for in our plan of operations.

The Company currently owns fifty (50%) percent of the Joint Venture.  Pursuant to the terms and conditions of the Joint Venture, the Company must contribute $2,000,000 to the Joint Venture over a 12-month period or it will forfeit its interest in the Joint Venture pro rata to funds raised.